Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to the Grant of Equity Awards

Equity awards are discretionary and are granted to our directors, officers and employees by the Compensation Committee of the Board of Directors. Equity awards have been granted at various dates throughout the fiscal year. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal 2025.  Home Federal Bancorp does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Equity awards are discretionary and are granted to our directors, officers and employees by the Compensation Committee of the Board of Directors. Equity awards have been granted at various dates throughout the fiscal year. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal 2025. Home Federal Bancorp does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false